Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Fair Value Measurements

7)	Fair Value Measurements
The Company assesses the inputs used to measure fair value using a three-tier hierarchy.

•	Level 1 inputs include quoted prices for identical instruments and are the most observable.

•	Level 2 inputs include quoted prices for similar assets and observable inputs.

•	Level 3 inputs are not observable in the market and include the Company’s judgments about the assumptions market participants would use in pricing the asset or liability.
As of December 31, 2021, the Company had a contingent consideration obligation related to an aggregate earnout payment associated with the Parent’s 2019 acquisition of STACYC, Inc. (STACYC). The contingent consideration related to an aggregate earnout payment with a potential payout ranging from $0 to $6,537 thousand based on the achievement of sales volume targets during the twelve-month performance periods beginning in June 2019, 2020, and 2021, respectively. Each annual period had its own milestone target and related potential earn-out
payment. The earnout was payable in three installments during 2020, 2021, and 2022.

The Company recorded a liability of $4,978 thousand at the acquisition-date for the fair value based on the likelihood of contingent earn-out
payments as part of the total consideration. In 2021 and 2020, the Company made payments of $2,180 thousand during each period based on the full achievement of performance targets for the first two annual performance periods. On June 24, 2022, the Company made the final earnout payment of $2,180 thousand. The final payment settled the Company’s contingent consideration obligation related to acquisition of STACYC.
The fair value of the company’s contingent consideration liability for each remeasurement period was calculated using the following significant unobservable inputs:

	December 31, 2021
Discount Rate per performance period [a]	2020: 0.6 2021: 0.7	% %
Revenue Volatility [b]	25%
Revenue Metric Risk Premium [c]	11%

[a]	Discount rates applied in arriving at expected cash flow are based on the Company’s estimated cost of debt over the appropriate time horizon as it relates to the annual contingent payments.
[b]	Revenue volatility is based on historical revenue volatility data observed for guideline public companies and selected as the product volume volatility assumption for the Monte-Carlo Simulation.
[c]	The Revenue Metric Risk Premium was calculated based on the risk-free rate, revenue beta, equity risk premium, size premium and company-specific risk premium
Below is a roll-forward of the contingent consideration liability measured at estimated fair value for the following periods (in thousands):

	Three Months Ended		Nine Months Ended
	September 25, 2022	September 26, 2021	September 25, 2022	September 26, 2021
Balance, beginning of period	$—	$4,335	$2,180	$4,311
Revaluation of contingent consideration liability	—	4	—	28
Cash paid	—	(2,180)	(2,180)	(2,180)

Balance, end of period	$—	$2,159	$—	$2,159

9) Fair Value Measurements
As of December 31, 2021, 2020, and 2019, the Company had a contingent consideration obligation related to an aggregate earnout payment associated with the Parent’s 2019 acquisition of STACYC, Inc (refer to
Note 4 Acquisition
). The contingent consideration relates to an aggregate earnout payment with a potential payout ranging from $0 to $6,540 thousand based on the achievement of sales volume targets during the twelve-month performance periods beginning in June 2019, 2020 and 2021, respectively. Each annual period has its own milestone target and related potential earn-out
payment. The earnout is payable in three installments during 2020, 2021 and 2022.
The Company recorded a liability of $4,978 thousand at the acquisition-date for the fair value based on the likelihood of contingent earn-out
payments as part of the total consideration. In 2021 and 2020, the Company made payments of $2,180 thousand during each period based on the full achievement of performance targets for the first two annual performance periods. As of December 31, 2021, the Company has one final installment due August 2022. The final installment, which will ultimately be determined based on the achievement of performance targets for the period beginning June 1, 2021 through May 31, 2022 was recorded at the maximum payout due as of December 31, 2021. Based on the achievement against the performance targets as of December 31, 2021, the Company determined that the maximum remaining payout of $2,180 thousand approximated fair value.
The fair value as of December 31, 2020 and 2019 was estimated using a Monte Carlo simulation that utilized key assumptions defined in the earnout agreement including sales volume performance periods, caps, and floors. Changes to the fair value of the contingent consideration liability using a Monte Carlo simulation can result from changes to one or more inputs, including discount rates, the probabilities of achieving the sales volume targets, and the time required to achieve the sales volume targets. Significant judgment was employed in determining the appropriateness of these inputs, which reflect the Company’s assumptions on the best market information available under the circumstances. In any given period, changes to the inputs, or significant increases or decreases to the inputs in isolation, could have resulted in a significantly lower or higher fair value ascribed to the contingent consideration and have a material impact on the Company’s financial position and results of operations.

The fair value of the Company’s contingent consideration liability as of December 31, 2020 and 2019 was calculated using the following significant unobservable inputs:

	December 31, 2020	December 31, 2019
Discount Rate per performance period [a]	2020: 0.6% 2021: 0.7%	2019: 2.2% 2020: 2.3% 2021: 2.3%
Revenue Volatility [b]	25%	20%
Revenue Metric Risk Premium [c]	11%	14%

[a]	Discount rates applied in arriving at expected cash flow are based on the Company’s estimated cost of debt over the appropriate time horizon as it relates to the annual contingent payments.
[b]	Revenue volatility is based on historical revenue volatility data observed for guideline public companies and selected as the product volume volatility assumption for the Monte-Carlo Simulation.
[c]	The Revenue Metric Risk Premium was calculated based on the risk-free rate, revenue beta, equity risk premium, size premium and company-specific risk premium.
Below is a roll-forward of the contingent consideration liability measured at estimated fair value using Level 3 inputs for the years ended December 31, 2021, 2020 and 2019 (in thousands):

Roll-forward of Fair Value Using Level 3 Inputs
Balance, as of March 4, 2019	$4,978
Remeasurement of contingent consideration liability	725
Cash payment	—

Balance, as of December 31, 2019	$5,703
Remeasurement of contingent consideration liability	788
Cash payment	(2,180)

Balance, as of December 31, 2020	$4,311
Remeasurement of contingent consideration liability	49
Cash payment	(2,180)

Balance, as of December 31, 2021	$2,180

The change in fair value recognized in net earnings is recorded in
Selling, administrative and engineering expense
in the
Combined statements of operations and comprehensive loss
. During 2021, 2020 and 2019, the Company remeasured the contingent consideration liability and recorded an increase of $49 thousand, $788 thousand and $725 thousand, respectively, due to an increased likelihood of the actual achievement for milestones being reached.

AEA-Bridges Impact Corp
Fair Value Measurements

NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on an assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320 “Investments — Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At December 31, 2021, assets held in the Trust Account were comprised of $549 in cash and $400,248,942 in U.S. Treasury securities, respectively. Following the maturity date of April 14, 2022, the Company subsequently reinvested its holdings in the Trust Account into money market funds. During the period ended September 25, 2022 and December 31, 2021, the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the gross holding gains and fair value of held-to-maturity
securities at December 31, 2021 as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2021	U.S. Treasury Securities (Matured on January 13, 2022)	$400,248,942	$3,389	$400,252,331
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 25, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 25, 2022	December 31, 2021
Liabilities:
Warrant Liabilities — Public Warrants	1	$8,800,000	$22,700,000
Warrant Liabilities — Private Placement Warrants	2	$4,620,000	$11,917,500
The Warrants were accounted for as liabilities in accordance with ASC 815 and are presented within derivative warrant liabilities in the accompanying condensed consolidated balance sheets. The derivative warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of derivative warrant liabilities in the condensed consolidated statements of operations.
The Warrants were valued as of at initial measurement using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value for the Warrants as of each relevant date. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market. The subsequent measurements of the Private Placement Warrants after the detachment of the Public Warrants from the Units is classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.

NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on an assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320 “Investments — Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At December 31, 2021 and 2020, assets held in the Trust Account were comprised of $549 and $83 in cash and $400,248,942 and $400,085,021 in U.S. Treasury securities, respectively. During the year ended December 31, 2021 and 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the gross holding gains and fair value of held-to-maturity
securities at December 31, 2021 and 2020 as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2021	U.S. Treasury Securities (Mature on January 13, 2022, 2021)	$400,248,942	$3,389	$400,252,331
December 31,2020	U.S. Treasury Securities (Mature on April 8, 2021)	$400,085,021	$5,549	$400,090,570
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Description	Level	December 31, 2021	December 31, 2020
Liabilities:
Warrant Liabilities – Public Warrants		1	$22,700,000	$30,800,000
Warrant Liabilities – Private Placement Warrants		2	$11,917,500	$16,170,000
The Warrants were accounted for as liabilities in accordance with ASC 815 and are presented within derivative warrant liabilities in the accompanying balance sheets. The derivative warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of derivative warrant liabilities in the statements of operations.
The Warrants were valued as of at initial measurement using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value for the Warrants as of each relevant date. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market. The subsequent measurements of the Private Placement Warrants after the detachment of the Public Warrants from the Units is classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.